Income Tax Expense - Schedule of major jurisdictions within which the Business receives foreign (Details) - The Flash Business of Western Digital Corporation [Member] $ in Millions	12 Months Ended
Jun. 28, 2024 USD ($)
Income Tax Expense [Line Items]
Operating Loss Carryforwards	$ 0
MALAYSIA
Income Tax Expense [Line Items]
Operating Loss Carryforwards	$ 44
Operating Loss Carry Forwards Expiration	2028
NETHERLANDS
Income Tax Expense [Line Items]
Operating Loss Carryforwards	$ 12
Operating Loss Carry Forwards Expiration	2026